Note 13 - Retirement and Pension Plans (Details) - Amounts Recognized in Consolidated Balance Sheets - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Accrued retirement and pension costs―noncurrent	¥ (2,354,783)	¥ (2,002,099)